Financial Assets and Financial Liabilities - (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Current and non-current financial assets
A.
Current and non-current financial assets

	June 30, 2024		December 31, 2023
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	41,914	—	43,258
Other receivables	—	676	—	140
Loans to employees	180	—	180	18
Trade and other financial receivables	180	42,590	180	43,416
Guarantee deposit	1,399	—	1,341	—
Non-current financial assets	1,399	—	1,341	—
Guarantee deposit	—	169	—	82
Financial investments	—	5,833	—	5,728
Other current financial assets	—	6,002	—	5,810
Total	1,579	48,592	1,521	49,226

Summary of Financial assets by class and category
C.
Financial assets by class and category

		June 30, 2024
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at fair value with changes in PL	Financial assets measured at fair value with changes in OCI	Total
Customer sales and services	41,914	—	—	41,914
Other receivables	676	—	—	676
Loans to employees	180	—	—	180
Trade and other financial receivables	42,770	—	—	42,770
Guarantee deposit	1,399	—	—	1,399
Non-current financial assets	1,399	—	—	1,399
Guarantee deposit	169	—	—	169
Financial investments	336	5,258	239	5,833
Other current financial assets	505	5,258	239	6,002

		December 31, 2023
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at fair value with changes in PL	Financial assets measured at fair value with changes in OCI	Total
Customer sales and services	43,258	—	—	43,258
Other receivables	140	—	—	140
Loans to employees	198	—	—	198
Trade and other financial receivables	43,596	—	—	43,596
Guarantee deposit	1,341	—	—	1,341
Non-current financial assets	1,341	—	—	1,341
Guarantee deposit	82	—	—	82
Financial investments	302	5,187	239	5,728
Other current financial assets	384	5,187	239	5,810
Total	45,321	5,187	239	50,747

Summary of Loans and borrowings
A.
Loans and borrowings

	June 30, 2024		December 31, 2023
(In thousand Euros)	Non-current	Current	Non-current	Current
Loans	90,925	30,148	80,861	32,037
Working capital line of credit	—	95,609	—	94,459
Loans and borrowings	90,925	125,757	80,861	126,496
Derivative warrant liabilities	—	1,977	—	3,119
Lease liabilities (see note 9)	33,232	4,855	34,063	4,914
Total	124,157	132,589	114,924	134,529

Summary of Details of the maturities, by year, of the principals and interest

Details of the maturities, by year, of the principal and interest of the loans and borrowings as of June 30, 2024 and December 31, 2023, are as follows:

(In thousand Euros)	June 30, 2024		December 31, 2023
1 July 2024 - 30 June 2025	129,974	2024	136,179
1 July 2025 - 30 June 2026	29,504	2025	31,317
1 July 2026 - 30 June 2027	43,281	2026	26,379
1 July 2027 - 30 June 2028	16,265	2027	17,699
1 July 2028 - 30 June 2029	8,287	2028	12,831
More than five years	2,929	More than five years	4,784
	230,240		229,189

Summary of Details of loan and borrowings

Details of the loans and borrowings as of June 30, 2024 and December 31, 2023 are as follows:

	June 30, 2024
(In thousand Euros)	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank Loans
Fixed rate loan	EUR	11,293	8,683	3,062	23,038
Floating rate loan	EUR	100,391	6,682	7,615	114,688
Covenant Loan	EUR	14,010	49,330	13,047	76,387
		125,694	64,695	23,724	214,113
Borrowings
Fixed rate loan	EUR	63	459	2,047	2,569
		125,757	65,154	25,771	216,682

	December 31, 2023
(In thousand Euros)	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank Loans
Fixed rate loan	EUR	19,927	4,914	429	25,270
Floating rate loan	EUR	98,149	6,201	10,274	114,624
Covenant Loan	EUR	8,270	36,818	19,719	64,807
		126,346	47,933	30,422	204,701
Borrowings
Fixed rate loan	EUR	150	459	2,047	2,656
		126,496	48,392	32,469	207,357

Summary of Movement in the derivative warrant liabilities

Movement in the derivative warrant liabilities during the six-months ended June 30, 2024 is summarized below:

	Public Warrant		Private Warrant		BBVA Warrant		Total
	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros
At December 31, 2023	5,259,506	713	8,883,333	1,202	1,007,894	1,204	15,150,733	3,119
Public warrants exercises in January 2024	(387)	—	—	—	—	—	(387)	—
Change in fair value of derivative warrant liabilities	—	(279)	—	(472)	—	(488)	—	(1,239)
Exchange differences	—	21	—	38	—	38	—	97
At June 30, 2024	5,259,119	455	8,883,333	768	1,007,894	754	15,150,346	1,977

Summary of Reconciliation of movements of liabilities to cash flows

Reconciliation of movements of liabilities to cash flows arising from financing activities

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2024	207,357	3,119	38,977	249,453
Proceeds from loans	378,428	—	—	378,428
Principal paid on lease liabilities	—	—	(2,406)	(2,406)
Interest paid on lease liabilities	—	—	(963)	(963)
Repayments of loans	(367,681)	—	—	(367,681)
Interest and bank fees paid	(11,105)	—	—	(11,105)
Total changes from financing cash flows	(358)	—	(3,369)	(3,727)
The effect of changes in foreign exchange rates	54	97	30	181
Change in fair value of derivative warrant liabilities	—	(1,239)	—	(1,239)
New leases	—	—	1,471	1,471
Interest and bank fees expenses	9,629	—	963	10,592
Other	—	—	15	15
Total liability-related other changes	9,629	(1,239)	2,449	10,839
Balance at June 30, 2024	216,682	1,977	38,087	256,746

Summary of Trade and other financial payables

Details of trade and other financial payables as of June 30, 2024 and December 31, 2023 are as follows:

(In thousand Euros)	June 30, 2024	December 31, 2023
Suppliers	30,411	36,538
Personnel (salaries payable)	5,269	5,843
Customer advances	1,268	2,700
Total	36,948	45,081